Share Based Compensation (Details) - USD ($)	1 Months Ended	6 Months Ended
	Sep. 30, 2023	Jun. 30, 2025	Jun. 30, 2024
Share Based Compensation (Details) [Line Items]
Share-based compensation expense		$ 0	$ 1,009,200
2023 Equity Incentive Plan [Member] | Class A Ordinary Shares [Member]
Share Based Compensation (Details) [Line Items]
Shares issued (in Shares)	870,000